DISCONTINUED OPERATIONS - Assets and liabilities (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Current assets
Total current assets	¥ 1,561,679
Non-current assets
Total non-current assets	70,425
Current liabilities
Total current liabilities	712,962
Non-current liabilities
Total non-current liabilities	12,766
Discontinued operations | Foshan Viomi and its subsidiaries
Current assets
Cash and cash equivalents	285,310
Restricted cash	125,718
Short-term deposits	188,570
Short-term investments	51,864
Other receivables from related parties	124
Inventories	284,916
Prepaid expenses and other current assets	85,353
Long-term deposits-current portion	30,000
Total current assets	1,561,679
Non-current assets
Property, plant and equipment, net	35,759
Deferred tax assets	6,065
Prepaid expenses and other non-current assets	8,289
Right-of-use assets, net	12
Long-term investment	20,300
Total non-current assets	70,425
Total assets	1,632,104
Current liabilities
Accounts and notes payable	348,879
Advances from customers	101,505
Accrued expenses and other liabilities	131,400
Short-term borrowing	100,000
Income tax payables	16,131
Lease liabilities due within one year	23
Total current liabilities	712,962
Non-current liabilities
Accrued expenses and other liabilities - non-current portion	12,766
Total non-current liabilities	12,766
Total liabilities	725,728
Discontinued operations | Foshan Viomi and its subsidiaries | Related party
Current assets
Accounts and notes receivable	319,858
Current liabilities
Amount due to related parties	15,024
Discontinued operations | Foshan Viomi and its subsidiaries | Third parties
Current assets
Accounts and notes receivable	¥ 189,966